Convertible Preference Shares of Subsidiary 10Q	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]

NOTE 5.  Convertible Preference Shares of Subsidiary

On July 18, 2008, the Company’s Malaysian subsidiary, WGBM, received $1,000,000, less issuance costs totaling $30,000, in exchange for the issuance of Series A redeemable convertible preference shares (“RCPS”) of WGBM in a private placement to Malaysian Technology Development Corporation Sdn. Bhd. (“MTDC”), a venture capital and development firm in Malaysia. WGBM sold 444,444 Series A RCPS in this private placement at the U.S. dollar equivalent of $2.25 per share. A second closing occurred on November 27, 2008, and WGBM received $1,000,000, less issuance costs totaling $30,000, from the sale of an additional 444,444 shares of Series A RCPS.

On June 8, 2009, WGBM received $250,000, less an exchange loss of $18,029 and issuance costs totaling $19,393, in exchange for the issuance of 111,111 Series B RCPS to Expedient Equity Ventures Sdn. Bhd. (“EEV”), in a private placement at the U.S. dollar equivalent of $2.25 per share. On March 9, 2010, WGBM received $250,000, less an exchange loss of $3,005 and issuance costs totaling $8,929, in exchange for the issuance of a further 111,111 Series B RCPS to EEV, in a private placement at the U.S. dollar equivalent of $2.25 per share. On September 23, 2009, WGBM received $500,000, less issuance costs totaling $7,500, in exchange for the issuance of 222,222 Series B RCPS to Prima Mahawangsa Sdn. Bhd. (“PMSB”), in a private placement at the U.S. dollar equivalent of $2.25 per share. On May 13, 2010, WGBM received $500,000, less issuance costs totaling $5,000, in exchange for the issuance of a further 222,222 Series B RCPS to PMSB, in a private placement at the U.S. dollar equivalent of $2.25 per share. These transactions represent the full subscription under a Share Subscription Agreement dated April 3, 2009, (“SSA”) to sell 444,444 and 222,222 Series B RCPS to PMSB and EEV, respectively, both venture capital and development firms in Malaysia.

On September 18, 2009, WGBM received $423,128, less issuance costs totaling $11,319, in exchange for the issuance of 188,057 Series B RCPS to Kumpulan Modal Perdana Sdn. Bhd. (“KMP”), in a private placement at the U.S. dollar equivalent of $2.25 per share. This represents the full amount receivable under an SSA dated July 1, 2009, to sell Series B RCPS to KMP, a venture capital and development firm in Malaysia.

Under the terms of a Deed of Adherence dated April 3, 2009, certain rights of the holders of the Series A RCPS were modified; also, the use of funds raised through the issuance of both Series A and Series B RCPS was restricted, requiring at least 60% of the total to be utilized for the Company’s operations in Malaysia.

Following these modifications, the rights of the holders of Series A and B RCPS include, but are not limited to, the right:

(a)     to put to the Company their RCPS (or ordinary shares in WGBM received on conversion of those RCPS under paragraph (c) below) at any time during the year 2011 that the share price of the Company’s common stock is below $2.25, to redeem for cash (or, for Series A, at the Company’s option, and for Series B, at the holder’s option, shares of Company common stock of equivalent value) the amount originally invested in USD plus a premium of 6% (for Series A) or 8% (for Series B), compounded annually, with yearly rests;

(b)   to cause the Company to exchange their RCPS for common stock of the Company at an exchange rate of US$2.25 per share of common stock, provided, in the case of Series B RCPS, that commencing on August 1, 2010, if during the 10-day trading period immediately prior to the holder’s exercise notice the average closing price of the Company’s common stock is less than US$2.647, then the holder shall exchange RCPS at an exchange rate equal to 85% of such 10-day average closing price. This option expires on May 8, 2013, for MTDC’s Series A RCPS, on April 3, 2014, for EEV’s and PMSB’s Series B RCPS and on July 1, 2014, for KMP’s Series B RCPS;

(c)   to convert their RCPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of three ordinary shares per $100 invested in RCPS;

(d)   to cause the subsidiary, WGBM, to redeem the RCPS in whole or in part at any time after December 31, 2011, for the principal paid plus a premium of 20% per annum, not compounding, from funds legally available for distribution (i.e. retained earnings; there is presently an accumulated deficit in WGBM in excess of $2 million);

(e)   of first offer on any transfers or new issuance of subsidiary shares (for Series A only); and

(f)    for each of Series A and Series B RCPS, to appoint one of the seven directors of the subsidiary.

On August 1, 2010, an event occurred affording the investors in Series B RCPS the option to convert their holdings into a number of shares in the Company at an exchange rate equal to 85% of the previous 10 days’ average closing price. This beneficial conversion feature was recorded as a put option derivative liability and a reduction in RCPS, which was immediately amortized as accretion expense. Utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of $1.21, an exercise price of $0.9894, estimated volatility of 64.30%, a risk free interest rate of 0.14%, a zero dividend rate and an expected term of one day, the Company determined the fair value of the put option derivative liability to be $428,787.

On August 17, 2010, EEV provided notice of exercise of its option to exchange its holding of 222,222 Series B RCPS for 458,483 shares of the Company’s common stock, with shares to be issued on September 16, 2010. Their RCPS were acquired by the Company. Utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of $1.25, an exercise price of $1.0906, estimated volatility of 64.02%, a risk free interest rate of 0.16%, a zero dividend rate and an expected term of one day, the Company determined the fair value of the remaining put option derivative liability relating to EEV’s shares to be $73,105, and for the remaining RCPS to be $208,077.

On September 29, 2010, KMP provided notice of exercise of its option to exchange its holding of 188,057 Series B RCPS for 328,579 shares of the Company’s common stock, with shares to be issued on October 29, 2010. Their RCPS were acquired by the Company. Utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of $1.51, an exercise price of $1.2878, estimated volatility of 50.94%, a risk free interest rate of 0.12%, a zero dividend rate and an expected term of one day, the Company determined the fair value of the remaining put option derivative liability relating to KMP’s shares to be $73,027, and for the remaining RCPS to be $172,588.

On December 31, 2010, the Company revalued the put option liability utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of $1.22, an exercise price of $1.0217, estimated volatility of 55.40%, a risk-free interest rate of 0.07%, a zero dividend rate and an expected term of one day, and determined the fair value of the remaining put option derivative liability to be $194,088.

On March 31, 2011, the Company revalued the put option liability utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of $1.00, an exercise price of $0.7676, estimated volatility of 64.31%, a risk-free interest rate of 0.05%, a zero dividend rate and an expected term of one day, and determined the fair value of the remaining put option derivative liability to be $302,847.

On June 30, 2011, the Company revalued the put option liability utilizing the Black-Scholes valuation model and assumptions of the fair value of common stock of $0.54, an exercise price of $0.4828, estimated volatility of 52.87%, a risk-free interest rate of 0.01%, a zero dividend rate and an expected term of one day, and determined the fair value of the remaining put option derivative liability to be $118,476.

On March 10, 2011, WGBM received $5,000,000, less issuance costs totaling $6,272, in exchange for the issuance of 3,233,734 Series C convertible preference shares (“CPS”) to MTDC, in a private placement at the U.S. dollar equivalent of $1.5462 per share, representing the first subscription under a Share Subscription Agreement dated December 14, 2010, (“SSA”) to sell 3,233,734 Series C CPS at an initial closing and, should MTDC so elect within 36 months of the initial closing, to sell 1,077,911 shares of Series C CPS at a subsequent closing at the U.S. dollar equivalent of US$2.3193 per share. Each Series C CPS will convert into one share of the Company on the anniversary of each closing, or at any earlier date MTDC’s option. MTDC may also elect to convert their Series C CPS into ordinary shares of the subsidiary, WGBM, at any time, at a conversion rate of one ordinary share per 100 CPS.

The balance remaining in Series C CPS comprises the following at June 30, 2011, and December 31, 2010:

	June 30, 2011	December 31, 2010
SERIES C
Proceeds from issuance of CPS	$5,058,575	$—
Exchange gain on issuance	(58,575)	—
Issuance costs	(6,272)	—

Total CPS accounted for as equity	$4,993,728	$—

The balance remaining in Series A and B RCPS comprises the following at June 30, 2011, and December 31, 2010:

	June 30, 2011	December 31, 2010
SERIES A
Proceeds from issuance of RCPS	$2,000,000	$2,000,000
Issuance costs	(60,000)	(60,000)
Accretion of issuance costs	55,416	45,416
Accretion of redemption premium	351,133	283,717

Total Series A RCPS	2,346,549	2,269,133

SERIES B
Proceeds from issuance of RCPS	1,000,000	1,000,000
Issuance costs	(23,763)	(23,763)
Accretion of issuance costs	22,546	15,073
Accretion of redemption premium	113,300	77,033

Total Series B RCPS	1,112,083	1,068,343

Total RCPS accounted for as liabilities	$3,458,632	$3,337,476

WGBM is authorized to issue 200,000,000 preference shares with a par value of RM0.01. There were 4,977,345 preference shares (including 3,233,734 Series C CPS issued in the six months ended June 30, 2011, and 410,279 Series B RCPS held by the Company upon exercise by EEV and KMP of their options) issued and outstanding at June 30, 2011, and 1,743,611 preference shares (including 410,279 Series B RCPS held by the Company) issued and outstanding at December 31, 2010.